Cover	Oct. 12, 2021
Cover [Abstract]
Entity Registrant Name	374WATER INC.
Entity Central Index Key	0000933972
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Oct. 12, 2021
Entity Ex Transition Period	false
Entity Incorporation State Country Code	DE
Entity File Number	000-27866
Entity Tax Identification Number	88-0271109
Entity Address Address Line 1	701 W Main Street Suite 410
Entity Address City Or Town	Durham
Entity Address State Or Province	NC
Entity Address Postal Zip Code	27701
City Area Code	919
Local Phone Number	888-8194
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	SCWO